Member's Equity - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Equity Note [Line Items]
Capital contribution from the Parent	$ 50,000	$ 412,951